Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (148,640,670)	$ (75,717,598)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	4,308,481	1,224,262
Comprehensive loss	$ (144,332,189)	$ (74,493,336)